Investments Held in Trust Account - Additional Information (Details) - USD ($)			3 Months Ended		6 Months Ended			12 Months Ended
	Oct. 09, 2020	Oct. 06, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Cash							$ 1,600,000	$ 1,500,000
TPG Pace Tech Opportunities Corp [Member]
Proceeds from issuance of public offering	$ 450,000,000						0	450,000,000
Proceeds from sale of Private Placement Warrants to Sponsor	11,000,000	$ 11,000,000					0	11,000,000
Payments for net of underwriting discount					$ 9,000,000			9,000,000
Repay notes payable	300,000
Interest income			$ 6,839	$ 0	13,602	$ 0	$ 93	5,937
Investments held in Trust Account			$ 450,019,539		$ 450,019,539			$ 450,005,937
TPG Pace Tech Opportunities Corp [Member] | IPO
Proceeds from issuance of public offering		$ 450,000,000
Payments for net of underwriting discount	9,000,000
TPG Pace Tech Opportunities Corp [Member] | Private Placement
Cash	$ 2,000,000